Fair Value Measurements - Schedule Of Quantitative Information Level 3 Fair Value Measurement Of Backstop Derivative Liability (Detail) - Virgin Group Acquisition Corp. II [Member] - Levels 3 [Member] - $ / shares
	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price	$ 5.95	$ 9.59
Volatility	25.00%	40.00%
Risk-free rate	2.40%	1.28%
Backstop Derivative Liability Member [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price	$ 5.95
Volatility	25.00%
Risk-free rate	2.40%
Minimum Redemption Percentage	92.00%
Maximum Redemption Percentage	100.00%